SHARE-BASED COMPENSATION - Option valuation assumptions (Details) - Options	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Assumptions used in the valuation model
Expected dividend yield (as a percent)	8.70%	0.00%	0.00%
Expected volatility (as a percent)	60.00%	57.00%	63.00%
Expected term	6 years 29 days		6 years 29 days
Risk-free interest rate (as a percent)	1.96%		1.98%
Minimum
Assumptions used in the valuation model
Expected term		5 years 1 month 10 days
Risk-free interest rate (as a percent)		3.05%
Maximum
Assumptions used in the valuation model
Expected term		6 years 1 month 10 days
Risk-free interest rate (as a percent)		3.10%